Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation (Table)

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2022	$1,878,132	$(195,316)	$1,682,816
Additions	11,756	—	11,756
Depreciation	—	(68,232)	(68,232)
Impairment loss	(3,730)	(697)	(3,033)
As of December 31, 2022	$1,886,158	$(262,851)	$1,623,307

Additions	138,802	—	138,802
Depreciation	—	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

Additions	296,242	—	296,242
Depreciation	—	(75,703)	(75,703)
As of December 31, 2024	$2,288,855	$(404,215)	$1,884,640

Vessels in Operation - Vessels Acquisitions 2024 (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Sydney Express (*)	9,019	2016	$68,500	December 6, 2024
Istanbul Express (*)	9,019	2016	$68,500	December 11, 2024
Bremerhaven Express (*)	9,019	2015	$68,500	December 30, 2024

(*)	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

Vessels in Operation - Vessels Acquisitions 2023 (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023